Annual Operating Expenses {- Fidelity Municipal Income Fund} - 12.31 Fidelity Municipal Income Fund - AMCIZ PRO-09 - Fidelity Municipal Income Fund	Mar. 01, 2022
Fidelity Advisor Municipal Income Fund: Class A
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.78%
Fidelity Advisor Municipal Income Fund: Class M
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual operating expenses	0.76%
Fidelity Advisor Municipal Income Fund: Class C
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual operating expenses	1.52%
Fidelity Advisor Municipal Income Fund: Class I
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.53%
Fidelity Advisor Municipal Income Fund: Class Z
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.42%